Document and Entity Information	Aug. 05, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Central Index Key	0000077281
Entity File Number	001-6300
Entity Incorporation State Country Code	PA
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On August 5, 2021, Pennsylvania Real Estate Investment Trust provided on its website at www.preit.com its Quarterly Supplemental Disclosure dated June 30, 2021. The supplemental disclosure posted on August 5, 2021 included errors in the Debt amounts reported by property on page 26. The correct Debt amounts by property were reported on page 31 of the originally posted supplemental disclosure. An updated Quarterly Supplemental Disclosure dated June 30, 2021 reporting such corrected amounts has been posted on the Company’s website. A copy of the corrected Quarterly Supplemental Disclosure is attached as an exhibit to this report
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PEI
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PEIPrD
Security Exchange Name	NYSE